Share capital - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	16,853,000	36,066,000
Number of options granted (in shares) | shares	19,461,000	395,000
Number of options exercised (in shares) | shares	(3,052,000)	(19,265,000)
Number of options forfeited (in shares) | shares	(773,000)	(343,000)
Number of outstanding options, ending of year (in shares) | shares	32,489,000	16,853,000
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 3.56	$ 3.29
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	5.45	6.21
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	2.64	3.11
Weighted average exercise price, options forfeited (in Cdn.$per share) | $ / shares	4.58	3.48
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 4.75	$ 3.56